Summary of significant accounting policies (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Amortization of issuance cost related to other long term debt	$ 3,744,695	$ 640,565	$ 319,779
Accretion of discount arising from warrants on Guaranteed Senior Secured Note		288,220	1,024,166
Interest expense on corporate aircraft capital lease	2,896,977	778,032
Interest on borrowings	128,014,504	36,515,162	18,359,710
Total interest costs	134,656,176	38,221,979	19,703,655
Less: total interest costs capitalized	(106,455,409)	(21,359,447)	(19,703,655)
Interest expense, net	$ 28,200,767	$ 16,862,532